Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	Note	December 31, 2022	December 31, 2021
Payroll liabilities		$16,082	$16,888
Current portion of DSU liabilities	19(c)	5,099	—
Income and other taxes payable		8,189	5,064
Dividends payable	16(c)	2,098	1,137
Accrued interest payable		1,466	1,331
Third-party equipment rental liabilities		2,572	2,678
Funding obligations		—	3,022
Obligation related to DGI acquisition		1,720	1,571
Deferred consideration related to ML Northern acquisition	20(a)	5,002	—
Other		1,556	1,698
		$43,784	$33,389